BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2011
Basis Of Presentation
BASIS OF PRESENTATION
NOTE 1 - BASIS OF PRESENTATION

The consolidated balance sheet for Omagine, Inc. and subsidiaries (the “Company”) at the end of the preceding fiscal year has been derived from the audited balance sheet and notes thereto contained in the Company's annual report on Form 10-K for its fiscal year ended December 31, 2010 and is presented herein for comparative purposes. All other financial statements are unaudited. In the opinion of management, all adjustments, which include only normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for all periods presented, have been made.

The results of operations for the interim periods presented herein are not necessarily indicative of operating results for the respective full years. As of the date of this report Omagine, Inc. (“Omagine”) has two subsidiaries, wholly-owned Journey of Light, Inc. (“JOL”) and 60% owned Omagine LLC (“LLC”). The Company conducts all of its operations through its subsidiaries. All inter-company transactions have been eliminated in the consolidated financial statements. (See: Principles of Consolidation below in this Note 1).

Certain footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been omitted in accordance with the published rules and regulations of the Securities and Exchange Commission. These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company's annual report on Form 10-K for the fiscal year ended December 31, 2010.

Earnings (Loss) Per Share – Basic earnings (loss) per share is based upon the weighted-average number of common shares outstanding during the respective period. Diluted earnings (loss) per share is based upon the weighted-average number of common shares and dilutive securities (such as stock options and convertible securities) outstanding during the respective period and dilutive securities having an anti-dilutive effect on diluted earnings (loss) per share are excluded from such calculation.

For the nine months ended September 30, 2011 and 2010, the shares of common stock (“Common Stock”) underlying the following dilutive securities were excluded from the calculation of diluted shares outstanding as the effect of their inclusion would be anti-dilutive:

	Shares Issuable
	Nine Months Ended September 30,
	2011	2010
Convertible Notes	283,006	206,008
Stock Options	324,000	404,000
Total Shares of Common Stock	607,006	610,008

Principles of Consolidation – The consolidated financial statements included in this report include the accounts of Omagine and its subsidiaries, JOL and LLC. All intercompany transactions have been eliminated in consolidation. As of the date of this report LLC is owned 60% by Omagine. In May 2011, Omagine and three new investors entered into a shareholders’ agreement (the “Shareholder Agreement”) pursuant to which Omagine’s 100% ownership of LLC was reduced to 60%. On September 13, 2011, the Ministry of Commerce and Industry delivered to Omagine LLC a copy of the official registration (the “Registration”) of the following persons and their ownership percentages as recorded and registered with the Government of Oman as Omagine LLC’s shareholders:

Omagine, Inc. (60%)
Office of Royal Court Affairs (25%)
Consolidated Contracting Company S.A. (10%) and
Consolidated Contractors (Oman) Company LLC (5%)

The Office of Royal Court Affairs (“RCA”) is an organization representing the personal interests of His Majesty Sultan Qaboos bin Said, the ruler of Oman.

Consolidated Contractors International Company, SAL, (“CCIC”) is a 60 year old Lebanese multi-national company headquartered in Athens, Greece. In 2010 CCIC had approximately five and one-half (5.5)  billion dollars in annual revenue, one hundred twenty thousand (120,000) employees worldwide, and operating subsidiaries in among other places, every country in the Middle East.

Consolidated Contracting Company S.A. is a wholly owned subsidiary of CCIC and is its investment arm.

Consolidated Contractors (Oman) Company LLC, is a construction company with approximately 13,000 employees in Oman.